Basis of Presentation and Significant Accounting Policies - Schedule of Error Correction - Cash Flow (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income	$ 280	$ 280	$ 186	$ 359		$ 399
Net realized capital losses (related party 2022: $663)		20	242	10		74
Amortization of deferred reinsurance gain (related party 2022: $27)		0	(26)	(33)		(53)
Amortization of value of business acquired ("VOBA") and deferred acquisition costs ("DAC")		90	(43)	79		50
Depreciation and amortization		102	38	227		69
Deferred income tax expense		138	29	56		54
Interest credited on investment and universal life-type contracts		314	152	534		379
Other operating activities, net		(208)	(114)	(38)		(120)
Increase in reinsurance recoverables		(63)	(134)	(758)		(331)
Increase (decrease) for future policy benefits and unearned premiums		(40)	63	230		160
Net changes in other assets and other liabilities		(132)	51	93		185
Net proceeds from (payments for) reinsurance transactions		(877)	0	121		0
Net cash provided by (used for) operating activities		(376)	444	880		866
Investing Activities
Fixed maturities, available-for-sale		2,976	1,622	6,185		2,824
Equity securities, at fair value		47	3	26		7
Mortgage loans		294	158	258		373
Partnerships		102	71	64		77
Fixed maturities, available-for-sale		(1,974)	(1,197)	(4,255)		(2,866)
Fixed maturities, fair value option		0	0	(352)		0
Equity securities, at fair value		(121)	(45)	(22)		(26)
Mortgage loans		(207)	(177)	(667)		(242)
Partnerships		(100)	(74)	(158)		(134)
Net proceeds from (payments for) repurchase agreements program		(11)	8	25		(16)
Net proceeds from (payments for) derivatives		(161)	(539)	(559)		143
Net proceeds from (payments for) policy loans		9	(32)	(11)		15
Net proceeds from (payments for) short-term investments		(314)	200	(255)		(234)
Net cash provided by (used for) investing activities		540	(2)	279		(89)
Financing Activities
Deposits and other additions to investment and universal life-type contracts		872	1,001	2,033		1,971
Withdrawals and other deductions from investment and universal life-type contracts		(4,766)	(4,862)	(8,109)		(9,627)
Net transfers from separate accounts related to investment and universal life-type contracts		3,598	3,659	5,140		7,117
Net increase (decrease) in securities loaned or sold under agreements to repurchase		131	270	(99)		(7)
Net cash used for financing activities		(165)	(432)	(1,035)		(865)
Net increase (decrease) in cash		(1)	10	124		(88)
Cash — beginning of period	50		40	49	$ 40	128
Cash — end of period	49	49	50	173	49	40
Income taxes received (paid)		(13)	$ 2	142		$ 0
Previously reported
Operating Activities
Net income				617
Net realized capital losses (related party 2022: $663)				(317)
Amortization of deferred reinsurance gain (related party 2022: $27)				(33)
Amortization of value of business acquired ("VOBA") and deferred acquisition costs ("DAC")				79
Depreciation and amortization				227
Deferred income tax expense				125
Interest credited on investment and universal life-type contracts				534
Other operating activities, net				(38)
Increase in reinsurance recoverables				(758)
Increase (decrease) for future policy benefits and unearned premiums				230
Net changes in other assets and other liabilities				93
Net proceeds from (payments for) reinsurance transactions				121
Net cash provided by (used for) operating activities				880
Investing Activities
Fixed maturities, available-for-sale				6,185
Equity securities, at fair value				26
Mortgage loans				258
Partnerships				64
Fixed maturities, available-for-sale				(4,255)
Fixed maturities, fair value option				(352)
Equity securities, at fair value				(22)
Mortgage loans				(667)
Partnerships				(158)
Net proceeds from (payments for) repurchase agreements program				25
Net proceeds from (payments for) derivatives				(559)
Net proceeds from (payments for) policy loans				(11)
Net proceeds from (payments for) short-term investments				(255)
Net cash provided by (used for) investing activities				279
Financing Activities
Deposits and other additions to investment and universal life-type contracts				2,033
Withdrawals and other deductions from investment and universal life-type contracts				(8,109)
Net transfers from separate accounts related to investment and universal life-type contracts				5,140
Net increase (decrease) in securities loaned or sold under agreements to repurchase				(99)
Net cash used for financing activities				(1,035)
Net increase (decrease) in cash				124
Cash — beginning of period				49
Cash — end of period	49	49		173	49
Income taxes received (paid)				142
Error correction, adjustment
Operating Activities
Net income				(258)
Net realized capital losses (related party 2022: $663)				327
Amortization of deferred reinsurance gain (related party 2022: $27)				0
Amortization of value of business acquired ("VOBA") and deferred acquisition costs ("DAC")				0
Depreciation and amortization				0
Deferred income tax expense				(69)
Interest credited on investment and universal life-type contracts				0
Other operating activities, net				0
Increase in reinsurance recoverables				0
Increase (decrease) for future policy benefits and unearned premiums				0
Net changes in other assets and other liabilities				0
Net proceeds from (payments for) reinsurance transactions				0
Net cash provided by (used for) operating activities				0
Investing Activities
Fixed maturities, available-for-sale				0
Equity securities, at fair value				0
Mortgage loans				0
Partnerships				0
Fixed maturities, available-for-sale				0
Fixed maturities, fair value option				0
Equity securities, at fair value				0
Mortgage loans				0
Partnerships				0
Net proceeds from (payments for) repurchase agreements program				0
Net proceeds from (payments for) derivatives				0
Net proceeds from (payments for) policy loans				0
Net proceeds from (payments for) short-term investments				0
Net cash provided by (used for) investing activities				0
Financing Activities
Deposits and other additions to investment and universal life-type contracts				0
Withdrawals and other deductions from investment and universal life-type contracts				0
Net transfers from separate accounts related to investment and universal life-type contracts				0
Net increase (decrease) in securities loaned or sold under agreements to repurchase				0
Net cash used for financing activities				0
Net increase (decrease) in cash				0
Cash — beginning of period				0
Cash — end of period	$ 0	$ 0		0	$ 0
Income taxes received (paid)				$ 0